Grant and Subsidy Income - Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended		9 Months Ended
	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 EUR (€)	Jan. 31, 2023 CAD ($)	Jan. 31, 2023 EUR (€)	May 31, 2022 EUR (€)
Grant And Subsidy Income [Abstract]
Grant awarded							€ 0.5
Proceeds from grants				€ 0.2		€ 0.2
Grant income | $	$ 0	$ 22	$ 299		$ 306